As filed with the Securities and Exchange Commission on January 26, 2012

File No. 333-37115

ICA No. 811-08399

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

____________________

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 51	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 53 ________________________	☒

PIMCO Variable Insurance Trust

(Exact name of Registrant as Specified in Trust Instrument)

__________________________

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

(Area Code and Telephone Number)

(866) 746-2606
__________________________

Copy to:
Robert W. Helm, Esq. Brendan C. Fox, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service) __________________________

Approximate Date of Proposed Public Offering:  As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 51 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 51 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 26th day of January, 2012.

PIMCO VARIABLE INSURANCE TRUST

By:____________________________
Brent R. Harris*, President

*By: /s/ Brendan C. Fox
Brendan C. Fox
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date
Brent R. Harris*	Trustee	January 26, 2012
William J. Popejoy*	Trustee	January 26, 2012
Vern O. Curtis*	Trustee	January 26, 2012
E. Philip Cannon*	Trustee	January 26, 2012
J. Michael Hagan*	Trustee	January 26, 2012
Douglas M. Hodge*	Trustee	January 26, 2012
Ronald C. Parker*	Trustee	January 26, 2012
John P. Hardaway*	Treasurer (Principal Financial and Accounting Officer)	January 26, 2012
Brent R. Harris*	President (Principal Executive Officer)	January 26, 2012

*By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

________

*           Pursuant to powers of attorney filed with Post-Effective Amendment No. 43 to Registration Statement File No. 333-37115 on January 11, 2011.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document